Note 8 - Income Taxes (Details) - Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits at beginning of period		$ 22,759	$ 22,759	$ 18,833	$ 22,502	$ 7,600
Additions based on current year tax positions	328	837		2,308	3,716
Additions based upon prior year tax positions (including acquired uncertain tax positions)	26,349	283		1,748	(3,881)
Reductions due to closed statutes	(1,024)	(379)	618	(130)
Reductions for settlements and payments					(3,504)
Total Unrecognized Tax benefits at end of period	$ 25,653	$ 23,500	$ 25,653	$ 22,759	$ 18,833	$ 7,600